Restructuring and Other Related Charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Other Related Charges [Abstract]
Omnicare Company-Wide Reorganization Program [Table Text Block]
Details of the Company-wide Reorganization Program restructuring related charges are as follows (pretax, in thousands):

	Balance at December 31, 2011	2012 Provision/ Accrual	Utilized during 2012	Balance at December 31, 2012	Utilized during 2013	Balance at December 31, 2013
Restructuring charges:
Employee severance	$27	$—	$(27)	$—	$—	$—
Employment agreement buy-outs	368	—	(368)	—	—	—
Lease terminations	—	7,944	(1,189)	6,755	(2,309)	4,446
Other assets, fees and facility exit costs	—	731	(364)	367	(305)	62
Total restructuring charges	$395	8,675	$(1,948)	$7,122	$(2,614)	$4,508
Other related charges		281
Total restructuring and other related charges		$8,956